SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund

June 30, 2021 (Unaudited)
Shares		Value
Common Stocks — 98.88%
Argentina — 0.79%
14,300	MercadoLibre, Inc.*	$22,276,397

Austria — 1.49%
1,586,063	Mondi Plc	41,816,984

Brazil — 4.31%
12,457,500	B3 SA - Brasil Bolsa Balcao	41,952,456
9,124,206	Banco Bradesco SA	40,174,537
7,843,130	Raia Drogasil SA	39,106,844
		121,233,837
Chile — 4.77%
5,252,074	Antofagasta Plc	104,441,827
6,653,335	SACI Falabella	29,615,173
		134,057,000
China — 21.63%
577,200	Alibaba Group Holding Ltd., ADR*	130,897,416
10,515,245	China Resources Land Ltd.	42,468,997
1,806,497	LONGi Green Energy Technology Co. Ltd., Class A	24,784,788
5,289,700	NARI Technology Co. Ltd., Class A	19,012,957
10,122,661	Ping An Insurance Group Co. of China Ltd., Series H	98,953,042
2,406,687	Shenzhen Inovance Technology Co. Ltd., Class A	27,600,056
2,302,563	Sunny Optical Technology Group Co. Ltd.	72,720,956
1,541,485	Tencent Holdings Ltd.	116,062,275
1,134,600	Yum China Holdings, Inc.	75,167,250
		607,667,737
Hong Kong — 5.11%
6,357,990	AIA Group Ltd.	78,874,545
1,086,383	Hong Kong Exchanges & Clearing Ltd.	64,672,140
		143,546,685
India — 14.94%
1,204,313	Dr Reddy’s Laboratories Ltd.	88,057,202
2,764,703	HDFC Bank Ltd.	55,841,097
567,071	Hero MotoCorp Ltd.	22,160,856
2,734,028	Housing Development Finance Corp. Ltd.	91,243,127
5,471,260	Mahindra & Mahindra Ltd.	57,362,749
2,335,342	Tata Consultancy Services Ltd.	105,243,537
		419,908,568
Indonesia — 2.27%
14,362,766	Bank Central Asia Tbk PT	29,870,301
351,440,317	Kalbe Farma Tbk PT	33,975,727
		63,846,028

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
Korea — 12.10%
1,156,505	Hanon Systems	$16,990,542
388,709	LG Corp.	35,364,701
70,783	NCSoft Corp.	51,503,313
225,364	Samsung Fire & Marine Insurance Co. Ltd.	44,140,057
1,442,712	Shinhan Financial Group Co. Ltd.	52,088,378
1,238,260	SK Hynix, Inc.	139,760,723
		339,847,714
Mexico — 2.26%
751,200	Fomento Economico Mexicano SAB de CV, ADR	63,483,912

Peru — 1.20%
278,860	Credicorp Ltd.*	33,772,735

Philippines — 2.09%
2,859,550	SM Investments Corp.	58,591,189

South Africa — 6.94%
2,735,714	Clicks Group Ltd.	47,123,090
3,539,591	Discovery Ltd.*	31,209,644
553,143	Naspers Ltd., N Shares	116,628,541
		194,961,275
Taiwan — 14.27%
2,299,752	Advantech Co. Ltd.	28,455,941
21,515,644	E.Sun Financial Holding Co. Ltd.	20,309,173
322,362	Largan Precision Co. Ltd.	35,843,992
2,244,028	MediaTek, Inc.	77,388,093
8,360,973	Taiwan Semiconductor Manufacturing Co. Ltd.	180,078,909
22,404,356	Uni-President Enterprises Corp.	58,832,623
		400,908,731
Thailand — 0.67%
5,086,900	Kasikornbank Public Co. Ltd., NVDR	18,775,272

Turkey — 1.20%
31,362,691	Enka Insaat ve Sanayi AS	33,714,168

United Kingdom — 2.84%
1,365,919	Unilever Plc	79,815,554

Total Common Stocks		2,778,223,786
(Cost $2,369,961,942)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
Investment Company — 0.21%
5,886,215	U.S. Government Money Market Fund, RBC Institutional Class 1 (a)	$5,886,215
Total Investment Company		5,886,215
(Cost $5,886,215)
Total Investments		$2,784,110,001
(Cost $2,375,848,157) — 99.09%
Other assets in excess of liabilities — 0.91%		25,541,203
NET ASSETS — 100.00%		$2,809,651,204

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt
NVDR - Non-Voting Depository Receipt
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	24.98%
Information Technology	23.64%
Consumer Discretionary	16.77%
Consumer Staples	10.26%
Industrials	6.20%
Communication Services	5.97%
Materials	5.21%
Health Care	4.34%
Real Estate	1.51%
Other*	1.12%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.